Shenkman Capital Short Duration High Income Fund
Schedule of Investments
June 30, 2022 (Unaudited)

	Principal	Fair
	Amount	Value
CORPORATE BONDS - 92.12% (e)
AEROSPACE & DEFENSE - 2.94%
Howmet Aerospace, Inc. 5.125%, 10/01/2024	$5,660,000	$5,620,748
Spirit AeroSystems, Inc. 7.50%, 04/15/2025 (c)	1,045,000	973,506
TransDigm, Inc.
8.00%, 12/15/2025 (c)	3,620,000	3,667,815
6.25%, 03/15/2026 (c)	13,029,000	12,611,811
6.375%, 06/15/2026	11,157,000	10,454,109
TransDigm UK Holdings PLC 6.875%, 05/15/2026 (b)	5,796,000	5,412,711
Triumph Group, Inc. 8.875%, 06/01/2024 (c)	2,799,000	2,822,987
		41,563,687
AUTO RETAIL - 0.46%
Penske Automotive Group, Inc. 3.50%, 09/01/2025	6,910,000	6,489,250
AUTOMOTIVE - 6.34%
American Axle & Manufacturing, Inc.
6.25%, 03/15/2026	3,727,000	3,424,675
6.50%, 04/01/2027	5,447,000	4,827,240
Clarios Global, L.P. 6.75%, 05/15/2025 (b)(c)	549,000	544,548
Clarios Global, L.P. / Clarios U.S. Finance Co.
6.25%, 05/15/2026 (b)(c)	8,672,000	8,360,502
8.50%, 05/15/2027 (b)(c)	5,794,000	5,611,778
Dana Financing Luxembourg S.A.R.L. 5.750%, 04/15/2025 (b)(c)	7,085,000	6,777,258
Ford Motor Co. 9.00%, 04/22/2025	4,405,000	4,735,904
Ford Motor Credit Co., LLC
3.664%, 09/08/2024	1,855,000	1,772,536
5.125%, 06/16/2025	5,280,000	5,077,363
3.375%, 11/13/2025	8,955,000	8,106,962
2.70%, 08/10/2026	4,195,000	3,581,481
4.95%, 05/28/2027	2,035,000	1,877,438
Goodyear Tire & Rubber Co.
9.50%, 05/31/2025	4,970,000	5,148,635
5.00%, 05/31/2026	12,677,000	11,719,170
IHO Verwaltungs GmbH 4.75% Cash or 6.00% PIK, 09/15/2026 (b)(c)(f)	2,000,000	1,721,776
Jaguar Land Rover Automotive PLC
5.625%, 02/01/2023 (b)(c)	6,275,000	6,095,190
7.75%, 10/15/2025 (b)(c)	5,531,000	5,130,002
Meritor, Inc. 6.25%, 06/01/2025 (c)	3,020,000	3,100,966
ZF North America Capital, Inc. 4.75%, 04/29/2025 (c)	2,010,000	1,853,617
		89,467,041
BUILDING PRODUCTS - 0.05%
United Rentals North America, Inc. 5.50%, 05/15/2027	779,000	765,212
CHEMICALS - 3.71%
Avient Corp. 5.75%, 05/15/2025 (c)	11,846,000	11,364,614
Consolidated Energy Finance SA 6.50%, 05/15/2026 (b)(c)	4,775,000	4,423,425
Methanex Corp. 4.25%, 12/01/2024 (b)	4,941,000	4,712,429
NOVA Chemicals Corp. 4.875%, 06/01/2024 (b)(c)	13,969,000	13,297,210
SCIL IV, LLC / SCIL, U.S.A. Holdings, LLC 5.375%, 11/01/2026 (c)	2,910,000	2,332,700
SPCM SA 3.125%, 03/15/2027 (b)(c)	2,617,000	2,207,884
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc. 5.375%, 09/01/2025 (b)(c)	8,471,000	7,227,076
W.R. Grace Holdings, LLC 5.625%, 10/01/2024 (c)	7,025,000	6,829,354
		52,394,692
COMMERCIAL SERVICES - 4.20%
Allied Universal Holdco, LLC / Allied Universal Finance Corp. 6.625%, 07/15/2026 (c)	5,840,000	5,356,922
Aramark Services, Inc.
5.00%, 04/01/2025 (c)	2,430,000	2,330,594
6.375%, 05/01/2025 (c)	14,776,000	14,486,760
Brink's Co. 5.50%, 07/15/2025 (c)	5,365,000	5,173,058
Garda World Security Corp. 9.50%, 11/01/2027 (b)(c)	5,189,000	4,752,850
Iron Mountain, Inc. 4.875%, 09/15/2027 (c)	2,880,000	2,610,346
KAR Auction Services, Inc. 5.125%, 06/01/2025 (c)	20,855,000	19,697,173
Tempo Acquisition, LLC / Tempo Acquisition Finance Corp. 5.75%, 06/01/2025 (c)	5,142,000	4,845,554
		59,253,257
CONSTRUCTION & ENGINEERING - 0.25%
Picasso Finance Sub, Inc. 6.125%, 06/15/2025 (c)	3,679,000	3,592,654
CONSUMER DISCRETIONARY - 0.49%
Hanesbrands, Inc. 4.625%, 05/15/2024 (c)	7,040,000	6,904,163
CONSUMER NON-DISCRETIONARY - 0.20%
Spectrum Brands, Inc. 5.75%, 07/15/2025	2,823,000	2,792,110
ENVIRONMENTAL SERVICES - 1.80%
Clean Harbors, Inc. 4.875%, 07/15/2027 (c)	2,495,000	2,287,366
GFL Environmental, Inc.
4.25%, 06/01/2025 (b)(c)	4,263,000	4,027,171
3.75%, 08/01/2025 (b)(c)	5,850,000	5,436,025
5.125%, 12/15/2026 (b)(c)	1,055,000	1,004,043
Stericycle, Inc. 5.375%, 07/15/2024 (c)	13,104,000	12,675,106
		25,429,711
FINANCIALS - CONSUMER FINANCE - 2.15%
Ally Financial, Inc. 5.75%, 11/20/2025	2,410,000	2,380,566
goeasy, Ltd.
5.375%, 12/01/2024 (b)(c)	5,069,000	4,659,881
4.375%, 05/01/2026 (b)(c)	1,760,000	1,495,129
Navient Corp.
5.50%, 01/25/2023	1,875,000	1,856,032
7.25%, 09/25/2023	3,506,000	3,474,255
6.125%, 03/25/2024	7,800,000	7,410,000
6.75%, 06/25/2025	1,755,000	1,605,474
OneMain Finance Corp.
6.125%, 03/15/2024	6,050,000	5,792,603
6.875%, 03/15/2025	1,850,000	1,751,968
		30,425,908
FINANCIALS - DIVERSIFIED - 0.74%
Blackstone Mortgage Trust, Inc. 3.75%, 01/15/2027 (c)	4,510,000	3,670,035
Starwood Property Trust, Inc.
5.50%, 11/01/2023 (c)	3,043,000	3,014,350
3.75%, 12/31/2024 (c)	1,916,000	1,747,057
3.625%, 07/15/2026 (c)	2,395,000	2,040,049
		10,471,491
FINANCIALS - INSURANCE - 0.90%
Acrisure, LLC / Acrisure Finance, Inc.
7.00%, 11/15/2025 (c)	5,315,000	4,795,127
10.125%, 08/01/2026 (c)	4,271,000	4,155,429
HUB International, Ltd. 7.00%, 05/01/2026 (c)	4,000,000	3,781,200
		12,731,756
FINANCIALS - THRIFTS & MORTGAGES - 0.79%
Nationstar Mortgage Holdings, Inc. 6.00%, 01/15/2027 (c)	3,345,000	2,908,812
PennyMac Financial Services, Inc. 5.375%, 10/15/2025 (c)	5,935,000	5,184,410
Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc. 2.875%, 10/15/2026 (c)	2,272,000	1,884,010
United Wholesale Mortgage, LLC 5.50%, 11/15/2025 (c)	1,350,000	1,158,901
		11,136,133
FOOD & BEVERAGE - 1.22%
B&G Foods, Inc. 5.25%, 04/01/2025	11,928,000	10,984,614
Herbalife Nutrition, Ltd. / HLF Financing, Inc. 7.875%, 09/01/2025 (b)(c)	3,470,000	3,138,858
Post Holdings, Inc. 5.75%, 03/01/2027 (c)	3,240,000	3,142,865
		17,266,337
HEALTHCARE - EQUIPMENT & SUPPLIES - 1.34%
Change Healthcare Holdings, LLC / Change Healthcare Finance, Inc. 5.75%, 03/01/2025 (c)	17,311,000	16,957,683
Owens & Minor, Inc. 4.375%, 12/15/2024	1,950,000	1,908,527
		18,866,210
HEALTHCARE - FACILITIES - 6.68%
Global Medical Response, Inc. 6.50%, 10/01/2025 (c)	4,145,000	3,698,915
HCA, Inc.
7.50%, 12/15/2023	2,505,000	2,615,145
8.36%, 04/15/2024	3,846,000	4,056,761
5.375%, 02/01/2025	1,805,000	1,810,965
7.69%, 06/15/2025	658,000	690,367
7.58%, 09/15/2025	2,251,000	2,386,747
Legacy LifePoint Health, LLC 6.75%, 04/15/2025 (c)	10,084,000	9,733,643
ModivCare, Inc. 5.875%, 11/15/2025 (c)	5,882,000	5,419,557
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc. 9.75%, 12/01/2026 (c)	19,226,000	18,876,309
RP Escrow Issuer, LLC 5.25%, 12/15/2025 (c)	6,835,000	5,917,437
Surgery Center Holdings, Inc.
6.75%, 07/01/2025 (c)	10,025,000	9,201,847
10.00%, 04/15/2027 (c)	4,955,000	4,806,101
Tenet Healthcare Corp.
6.75%, 06/15/2023	6,235,000	6,423,141
4.625%, 07/15/2024	656,000	630,491
4.625%, 09/01/2024 (c)	13,849,000	13,315,398
6.25%, 02/01/2027 (c)	5,206,000	4,802,535
		94,385,359
HEALTHCARE - LIFE SCIENCES - 0.72%
Catalent Pharma Solutions, Inc. 5.00%, 07/15/2027 (c)	1,290,000	1,211,350
IQVIA, Inc. 5.00%, 10/15/2026 (c)	9,352,000	8,931,160
		10,142,510
HEALTHCARE - MANAGED HEALTH CARE - 1.81%
Verscend Escrow Corp. 9.75%, 08/15/2026 (c)	26,134,000	25,487,445
HEALTHCARE - PHARMACEUTICALS & BIOTECHNOLOGY - 1.53%
Bausch Health Cos., Inc. 9.00%, 12/15/2025 (b)(c)	14,012,000	10,196,953
Teva Pharmaceutical Finance Netherlands III B.V.
2.80%, 07/21/2023 (b)	1,245,000	1,198,474
6.00%, 04/15/2024 (b)	5,800,000	5,727,500
7.125%, 01/31/2025 (b)	2,400,000	2,346,380
4.75%, 05/09/2027 (b)	2,455,000	2,100,439
		21,569,746
HEALTHCARE - REITs - 0.92%
MPT Operating Partnership, L.P. / MPT Finance Corp. 5.25%, 08/01/2026	13,797,000	13,053,208
INDUSTRIAL MACHINERY - 1.37%
EnPro Industries, Inc. 5.75%, 10/15/2026	5,584,000	5,398,974
Hillenbrand, Inc. 5.75%, 06/15/2025	2,105,000	2,150,605
WESCO Distribution, Inc. 7.125%, 06/15/2025 (c)	11,802,000	11,757,742
		19,307,321
LEISURE - CASINOS & GAMING - 6.58%
Caesars Entertainment, Inc. 6.25%, 07/01/2025 (c)	22,089,000	21,268,725
Caesars Resort Collection, LLC / CRC Finco, Inc. 5.75%, 07/01/2025 (c)	9,320,000	8,971,012
International Game Technology PLC
6.50%, 02/15/2025 (b)(c)	13,640,000	13,597,034
4.125%, 04/15/2026 (b)(c)	4,525,000	4,104,379
6.25%, 01/15/2027 (b)(c)	1,400,000	1,364,440
MGM Resorts International
6.00%, 03/15/2023	5,158,000	5,155,240
6.75%, 05/01/2025	10,585,000	10,403,256
5.75%, 06/15/2025	1,715,000	1,635,887
Peninsula Pacific Entertainment, LLC / Peninsula Pacific Entertainment Finance 8.50%, 11/15/2027 (c)	2,810,000	2,954,701
Scientific Games International, Inc. 8.625%, 07/01/2025 (c)	6,860,000	7,021,347
VICI Properties, L.P. / VICI Note Co., Inc.
5.625%, 05/01/2024 (c)	5,050,000	4,997,404
3.50%, 02/15/2025 (c)	1,865,000	1,747,398
4.625%, 06/15/2025 (c)	5,097,000	4,857,212
4.25%, 12/01/2026 (c)	5,240,000	4,796,722
		92,874,757
LEISURE - HOTELS - 6.12%
Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op 5.50%, 05/01/2025 (c)	5,020,000	4,881,749
Hilton Domestic Operating Co., Inc. 5.375%, 05/01/2025 (c)	1,510,000	1,483,575
Marriott Ownership Resorts, Inc. 6.125%, 09/15/2025 (c)	5,860,000	5,808,839
NCL Corp., Ltd. 5.875%, 02/15/2027 (b)(c)	1,000,000	856,880
RLJ Lodging Trust, L.P. 3.75%, 07/01/2026 (c)	6,307,000	5,471,977
Royal Caribbean Cruises, Ltd.
5.25%, 11/15/2022 (b)	2,040,000	2,028,525
10.875%, 06/01/2023 (b)(c)	13,592,000	13,627,339
9.125%, 06/15/2023 (b)(c)	2,365,000	2,341,350
11.50%, 06/01/2025 (b)(c)	2,789,000	2,872,573
Service Properties Trust
4.50%, 06/15/2023	6,020,000	5,607,630
4.65%, 03/15/2024	1,230,000	1,059,083
4.35%, 10/01/2024	3,705,000	3,010,146
7.50%, 09/15/2025	3,820,000	3,504,850
Six Flags Entertainment Corp. 4.875%, 07/31/2024 (c)	940,000	895,599
Six Flags Theme Parks, Inc. 7.00%, 07/01/2025 (c)	10,654,000	10,804,381
Travel + Leisure Co. 3.90%, 03/01/2023	1,715,000	1,688,977
TripAdvisor, Inc. 7.00%, 07/15/2025 (c)	12,192,000	11,839,862
Vail Resorts, Inc. 6.25%, 05/15/2025 (c)	8,633,000	8,637,058
		86,420,393
LEISURE - RESTAURANTS - 0.84%
1011778 B.C., ULC / New Red Finance, Inc. 5.75%, 04/15/2025 (b)(c)	2,860,000	2,881,450
IRB Holding Corp. 7.00%, 06/15/2025 (c)	9,130,000	8,915,902
		11,797,352
MEDIA - BROADCASTING - 4.44%
AMC Networks, Inc.
5.00%, 04/01/2024	3,007,000	2,907,228
4.75%, 08/01/2025	16,242,000	14,998,681
Graham Holdings Co. 5.75%, 06/01/2026 (c)	1,203,000	1,193,923
Gray Television, Inc. 5.875%, 07/15/2026 (c)	12,230,000	11,449,237
Nexstar Media, Inc. 5.625%, 07/15/2027 (c)	2,976,000	2,721,850
Sirius XM Radio, Inc.
3.125%, 09/01/2026 (c)	4,478,000	3,963,640
5.00%, 08/01/2027 (c)	6,346,000	5,885,344
TEGNA, Inc. 4.75%, 03/15/2026 (c)	3,590,000	3,451,194
Univision Communications, Inc.
5.125%, 02/15/2025 (c)	9,888,000	9,324,384
6.625%, 06/01/2027 (c)	7,180,000	6,839,309
		62,734,790
MEDIA - CABLE & SATELLITE - 4.81%
CCO Holdings, LLC / CCO Holdings Capital Corp. 5.50%, 05/01/2026 (c)	15,906,000	15,544,457
Connect Finco S.A.R.L. / Connect U.S. Finco, LLC 6.75%, 10/01/2026 (b)(c)	2,500,000	2,242,812
CSC Holdings, LLC
5.875%, 09/15/2022	1,380,000	1,375,115
5.25%, 06/01/2024	3,660,000	3,436,703
5.50%, 04/15/2027 (c)	7,117,000	6,382,810
DIRECTV Financing, LLC / DIRECTV Financing Co-Obligor, Inc. 5.875%, 08/15/2027 (c)	4,585,000	3,956,076
DISH DBS Corp.
5.875%, 07/15/2022	3,375,000	3,386,256
5.875%, 11/15/2024	2,565,000	2,176,197
5.25%, 12/01/2026 (c)	5,142,000	4,021,712
Hughes Satellite Systems Corp. 6.625%, 08/01/2026	3,425,000	3,045,990
Maxar Technologies, Inc. 7.75%, 06/15/2027 (c)	1,690,000	1,684,009
Quebecor Media, Inc. 5.75%, 01/15/2023 (b)	7,165,000	7,186,853
Radiate Holdco, LLC / Radiate Finance, Inc. 4.50%, 09/15/2026 (c)	2,396,000	2,069,641
Viasat, Inc. 5.625%, 09/15/2025 (c)	9,864,000	7,991,509
Videotron, Ltd. 5.375%, 06/15/2024 (b)(c)	3,510,000	3,488,677
		67,988,817
MEDIA - DIVERSIFIED - 1.09%
Match Group Holdings II, LLC 5.00%, 12/15/2027 (c)	2,045,000	1,899,044
Nielsen Co. Luxembourg S.A.R.L. 5.00%, 02/01/2025 (b)(c)	10,442,000	10,221,413
Outfront Media Capital, LLC / Outfront Media Capital Corp. 6.25%, 06/15/2025 (c)	3,425,000	3,276,227
		15,396,684
MEDIA - ENTERTAINMENT - 1.00%
Live Nation Entertainment, Inc.
4.875%, 11/01/2024 (c)	7,817,000	7,479,814
5.625%, 03/15/2026 (c)	7,048,000	6,704,057
		14,183,871
METALS & MINING - 0.58%
FMG Resources August 2006 Pty, Ltd. 5.125%, 05/15/2024 (b)(c)	8,531,000	8,235,390
MIDSTREAM - STORAGE & TRANSPORT - 2.38%
Antero Midstream Partners, L.P. / Antero Midstream Finance Corp. 7.875%, 05/15/2026 (c)	1,360,000	1,360,945
Buckeye Partners, L.P.
4.15%, 07/01/2023	3,537,000	3,466,295
4.35%, 10/15/2024	3,460,000	3,257,136
4.125%, 03/01/2025 (c)	4,616,000	4,254,595
DCP Midstream Operating, L.P. 3.875%, 03/15/2023	850,000	843,294
EQM Midstream Partners, L.P.
6.00%, 07/01/2025 (c)	714,000	688,431
7.50%, 06/01/2027 (c)	1,805,000	1,748,485
NGL Energy Operating, LLC / NGL Energy Finance Corp. 7.50%, 02/01/2026 (c)	1,211,000	1,094,169
NuStar Logistics, L.P. 5.75%, 10/01/2025	3,385,000	3,170,086
Rattler Midstream, L.P. 5.625%, 07/15/2025 (c)	8,905,000	8,911,857
Sunoco, L.P. / Sunoco Finance Corp. 6.00%, 04/15/2027	2,341,000	2,235,443
Tallgrass Energy Partners, L.P. / Tallgrass Energy Finance Corp. 7.50%, 10/01/2025 (c)	2,630,000	2,549,949
		33,580,685
PACKAGING - 3.47%
ARD Finance SA 6.50% Cash or 7.25% PIK, 06/30/2027 (b)(c)(f)	1,321,210	973,230
Ardagh Metal Packaging Finance U.S.A., LLC / Ardagh Metal Packaging Finance PLC 6.00%, 06/15/2027 (b)(c)	1,510,000	1,493,805
Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A., Inc.
5.25%, 04/30/2025 (b)(c)	14,120,000	13,062,512
4.125%, 08/15/2026 (b)(c)	5,365,000	4,556,924
5.25%, 08/15/2027 (b)(c)	2,383,000	1,675,451
Berry Global, Inc.
4.50%, 02/15/2026 (c)	1,500,000	1,397,235
4.875%, 07/15/2026 (c)	5,221,000	4,992,633
Canpack SA / Canpack U.S., LLC 3.125%, 11/01/2025 (b)(c)	3,075,000	2,679,013
Crown Americas, LLC / Crown Americas Capital Corp. V 4.25%, 09/30/2026	855,000	790,153
Crown Americas, LLC / Crown Americas Capital Corp. VI 4.75%, 02/01/2026	5,150,000	4,910,602
LABL, Inc. 6.75%, 07/15/2026 (c)	4,138,000	3,732,000
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/2024 (c)	2,447,000	2,341,779
7.25%, 04/15/2025 (c)	2,100,000	1,836,398
Sealed Air Corp.
5.125%, 12/01/2024 (c)	4,359,000	4,333,456
5.50%, 09/15/2025 (c)	205,000	204,980
		48,980,171
PAPER & FOREST PRODUCTS - 0.27%
Mercer International, Inc. 5.50%, 01/15/2026	3,969,000	3,832,883
REAL ESTATE - HOMEBUILDING - 0.42%
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc. 5.625%, 03/01/2024 (c)	3,455,000	3,365,053
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 5.875%, 06/15/2024	2,610,000	2,544,413
		5,909,466
REAL ESTATE - MANAGEMENT - 0.87%
Greystar Real Estate Partners, LLC 5.75%, 12/01/2025 (c)	3,880,000	3,679,307
Newmark Group, Inc. 6.125%, 11/15/2023	2,920,000	2,914,587
Realogy Group, LLC / Realogy Co-Issuer Corp. 4.875%, 06/01/2023 (c)	5,915,000	5,704,899
		12,298,793
RETAIL - FOOD & DRUG - 2.32%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, L.P. / Albertsons, LLC
3.50%, 02/15/2023 (c)	3,815,000	3,776,545
3.25%, 03/15/2026 (c)	3,565,000	3,115,851
7.50%, 03/15/2026 (c)	13,234,000	13,058,848
U.S. Foods, Inc. 6.25%, 04/15/2025 (c)	12,801,000	12,796,968
		32,748,212
RETAILING - 0.74%
Bath & Body Works, Inc. 9.375%, 07/01/2025 (c)	3,552,000	3,609,027
QVC, Inc. 4.45%, 02/15/2025	7,731,000	6,895,279
		10,504,306
TECHNOLOGY - SOFTWARE & SERVICES - 3.78%
Block, Inc. 2.75%, 06/01/2026 (c)	1,790,000	1,592,688
Boxer Parent Co., Inc.
7.125%, 10/02/2025 (c)	15,453,000	14,700,537
9.125%, 03/01/2026 (c)	5,020,000	4,712,832
Consensus Cloud Solutions, Inc. 6.00%, 10/15/2026 (c)	4,975,000	4,287,231
Go Daddy Operating Co., LLC / GD Finance Co., Inc. 5.25%, 12/01/2027 (c)	3,465,000	3,177,145
NortonLifeLock, Inc. 5.00%, 04/15/2025 (c)	12,540,000	12,250,514
PTC, Inc. 3.625%, 02/15/2025 (c)	1,510,000	1,429,935
Sabre GLBL, Inc.
9.25%, 04/15/2025 (c)	6,405,000	6,184,188
7.375%, 09/01/2025 (c)	160,000	149,613
Shift4 Payments, LLC / Shift4 Payments Finance Sub, Inc. 4.625%, 11/01/2026 (c)	5,476,000	4,855,761
		53,340,444
TECHNOLOGY HARDWARE - 1.56%
CDW, LLC / CDW Finance Corp. 4.125%, 05/01/2025	3,945,000	3,839,905
NCR Corp. 5.75%, 09/01/2027 (c)	6,805,000	6,048,046
Presidio Holdings, Inc. 8.25%, 02/01/2028 (c)	2,000,000	1,760,621
Seagate HDD Cayman 4.75%, 06/01/2023 (b)	1,631,000	1,617,707
Sensata Technologies B.V.
4.875%, 10/15/2023 (b)(c)	4,330,000	4,266,107
5.625%, 11/01/2024 (b)(c)	2,730,000	2,698,823
Western Digital Corp. 4.75%, 02/15/2026	1,875,000	1,789,791
		22,021,000
TELECOMMUNICATION SERVICES - DIVERSIFIED - 3.98%
Altice France SA 8.125%, 02/01/2027 (b)(c)	14,623,000	13,484,599
Cogent Communications Group, Inc. 3.500%, 05/01/2026 (c)	2,175,000	1,991,212
Iliad Holding SASU 6.50%, 10/15/2026 (b)(c)	2,968,000	2,679,006
Level 3 Financing, Inc.
5.375%, 05/01/2025	11,685,000	11,269,598
5.25%, 03/15/2026	7,560,000	7,140,496
Lumen Technologies, Inc.
6.75%, 12/01/2023	3,460,000	3,433,973
7.50%, 04/01/2024	1,780,000	1,759,975
5.625%, 04/01/2025	5,535,000	5,189,720
Northwest Fiber, LLC / Northwest Fiber Finance Sub, Inc. 4.75%, 04/30/2027 (c)	3,155,000	2,602,911
Uniti Group, L.P. / Uniti Fiber Holdings, Inc. / CSL Capital, LLC 7.875%, 02/15/2025 (c)	6,865,000	6,646,281
		56,197,771
TELECOMMUNICATION SERVICES - WIRELESS - 1.18%
Sprint Corp.
7.875%, 09/15/2023	8,445,000	8,736,014
7.125%, 06/15/2024	7,085,000	7,292,945
7.625%, 03/01/2026	660,000	696,839
		16,725,798
TRANSPORTATION - 1.87%
Uber Technologies, Inc.
7.50%, 05/15/2025 (c)	5,280,000	5,242,406
8.00%, 11/01/2026 (c)	13,705,000	13,674,780
7.50%, 09/15/2027 (c)	1,690,000	1,640,061
XPO Logistics, Inc. 6.25%, 05/01/2025 (c)	5,938,000	5,903,441
		26,460,688
UTILITIES - POWER - 2.41%
Calpine Corp. 5.25%, 06/01/2026 (c)	4,458,000	4,243,236
NextEra Energy Operating Partners, L.P.
4.25%, 07/15/2024 (c)	9,038,000	8,661,115
4.25%, 09/15/2024 (c)	72,000	69,023
NRG Energy, Inc. 6.625%, 01/15/2027	3,575,000	3,507,402
Vistra Operations Co., LLC
5.50%, 09/01/2026 (c)	6,639,000	6,281,490
5.625%, 02/15/2027 (c)	10,641,000	9,998,496
5.00%, 07/31/2027 (c)	1,390,000	1,262,509
		34,023,271
UTILITIES - PROPANE - 0.80%
AmeriGas Partners, L.P. / AmeriGas Finance Corp. 5.625%, 05/20/2024	8,881,000	8,585,486
Ferrellgas, L.P. / Ferrellgas Finance Corp. 5.375%, 04/01/2026 (c)	3,059,000	2,668,167
		11,253,653
TOTAL CORPORATE BONDS (Cost $1,402,499,487)		1,301,004,396

BANK LOANS - 4.07%
AEROSPACE & DEFENSE - 0.12%
Transdigm, Inc., Senior Secured First Lien Term Loan 3.916% (1 Month LIBOR USD + 2.25%), 12/09/2025 (a)	1,746,987	1,661,097
AUTOMOTIVE - 0.07%
Clarios Global, L.P., Senior Secured First Lien Term Loan 4.916% (1 Month LIBOR USD + 3.25%), 04/30/2026 (a)	1,140,000	1,067,325
COMMERCIAL SERVICES - 0.20%
IRI Holdings, Inc., Senior Secured First Lien Term Loan 5.916% (1 Month LIBOR USD + 4.25%), 12/01/2025 (a)	2,659,872	2,633,273
Tempo Acquisition, LLC, Senior Secured First Lien Term Loan 4.416% (1 Month LIBOR USD + 2.75%), 05/01/2024 (a)	177,127	175,245
		2,808,518
FINANCE - INSURANCE - 0.13%
USI, Inc., Senior Secured First Lien Term Loan 5.25% (3 Month LIBOR USD + 3.00%), 05/16/2024 (a)	1,989,556	1,911,844
FINANCIALS - INSURANCE - 0.30%
Asurion, LLC
Senior Secured First Lien Term Loan 4.791% (1 Month LIBOR USD + 3.125%), 11/03/2023 (a)	99,595	95,974
Senior Secured First Lien Term Loan 4.666% (1 Month LIBOR USD + 3.00%), 11/04/2024 (a)	1,440,000	1,354,320
Senior Secured First Lien Term Loan 4.916% (1 Month LIBOR USD + 3.25%), 12/23/2026 (a)	419,317	381,319
Senior Secured Second Lien Term Loan 6.916% (1 Month LIBOR USD + 5.25%), 01/19/2029 (a)	1,055,000	901,498
HUB International, Ltd., Senior Secured First Lien Term Loan 4.348% (3 Month LIBOR USD + 3.25%, 0.750% Floor), 04/25/2025 (a)	1,518,438	1,444,156
		4,177,267
HEALTHCARE - EQUIPMENT & SUPPLIES - 0.32%
Change Healthcare Holdings, Inc., Senior Secured First Lien Term Loan 3.56% (1 Month LIBOR USD + 2.50%, 1.000% Floor), 03/01/2024 (a)	4,585,000	4,474,410
HEALTHCARE - FACILITIES - 0.13%
RegionalCare Hospital Partners Holdings, Inc., Senior Secured First Lien Term Loan 4.81% (1 Month LIBOR USD + 3.75%), 11/14/2025 (a)	1,980,643	1,853,605
HEALTHCARE - MANAGED HEALTH CARE - 0.08%
Verscend Holding Corp., Senior Secured First Lien Term Loan 5.666% (1 Month LIBOR USD + 4.00%), 08/27/2025 (a)	1,241,216	1,191,567
MEDIA - BROADCASTING - 0.03%
Univision Communications, Inc., Senior Secured First Lien Term Loan 4.416% (1 Month LIBOR USD + 2.75%, 1.000% Floor), 03/15/2024 (a)	380,961	375,644
MEDIA - DIVERSIFIED - 0.20%
ABG Intermediate Holdings 2, LLC, Senior Secured First Lien Term Loan 4.916% (1 Month LIBOR USD + 3.25%, 0.750% Floor), 09/27/2024 (a)	3,000,000	2,883,750
MEDIA - ENTERTAINMENT - 0.47%
Delta 2 (Lux) S.A.R.L., Senior Secured First Lien Term Loan 4.166% (1 Month LIBOR USD + 2.50%, 1.000% Floor), 02/01/2024 (a)	1,625,890	1,589,511
William Morris Endeavor Entertainment, LLC, Senior Secured First Lien Term Loan 4.42% (1 Month LIBOR USD + 2.75%), 05/16/2025 (a)	5,287,344	4,993,711
		6,583,222
PACKAGING - 0.14%
Mauser Packaging Solutions Holding Co., Senior Secured First Lien Term Loan 4.312% (1 Month LIBOR USD + 3.25%), 04/03/2024 (a)	2,064,567	1,948,002
TECHNOLOGY - SOFTWARE & SERVICES - 1.65%
Almonde, Inc., Senior Secured First Lien Term Loan 4.739% (3 Month LIBOR USD + 3.50%, 1.000% Floor), 06/13/2024 (a)	4,795,274	4,335,983
Optiv Security, Inc., Senior Secured First Lien Term Loan 4.25% (6 Month LIBOR USD + 3.25%, 1.000% Floor), 02/01/2024 (a)	6,110,676	5,868,785
Project Alpha Intermediate Holding, Inc., Senior Secured First Lien Term Loan 5.67% (1 Month LIBOR USD + 4.00%), 04/26/2024 (a)	3,103,347	2,993,768
RealPage, Inc., Senior Secured First Lien Term Loan 4.06% (1 Month LIBOR USD + 3.00%, 0.500% Floor), 04/24/2028 (a)	888,094	823,334
TIBCO Software, Inc.
Senior Secured First Lien Term Loan 5.42% (1 Month LIBOR USD + 3.75%), 06/30/2026 (a)	6,317,162	6,213,529
Senior Secured Second Lien Term Loan 8.31% (1 Month LIBOR USD + 7.25%), 03/03/2028 (a)	3,140,000	3,098,395
		23,333,794
TECHNOLOGY HARDWARE - 0.16%
Plantronics, Inc., Senior Secured First Lien Term Loan 4.166% (1 Month LIBOR USD + 2.50%), 07/02/2025 (a)	1,341,000	1,324,117
Presidio Holdings, Inc.
Senior Secured First Lien Term Loan 4.56% (1 Month LIBOR USD + 3.50%), 01/22/2027 (a)	25,706	24,431
Senior Secured First Lien Term Loan 4.74% (3 Month LIBOR USD + 3.50%), 01/22/2027 (a)	1,002,518	952,813
Senior Secured First Lien Term Loan 5.17% (1 Month LIBOR USD + 3.50%), 01/22/2027 (a)	21,421	20,359
		2,321,720
TRANSPORTATION - 0.07%
Kenan Advantage Group, Inc., Senior Secured First Lien Term Loan 5.383% (1 Month LIBOR USD + 3.75%, 0.750% Floor), 03/24/2026 (a)	995,988	938,719
TOTAL BANK LOANS (Cost $59,402,539)		57,530,484

CONVERTIBLE BONDS - 0.56%
FINANCIALS - DIVERSIFIED - 0.46%
Blackstone Mortgage Trust, Inc.
4.750%, 03/15/2023	2,860,000	2,863,718
5.500%, 03/15/2027	2,450,000	2,239,300
Starwood Property Trust, Inc. 4.375%, 04/01/2023	1,450,000	1,439,125
		6,542,143
LEISURE - HOTELS - 0.10%
Royal Caribbean Cruises, Ltd. 4.250%, 06/15/2023 (b)	1,470,000	1,411,200
TOTAL CONVERTIBLE BONDS (Cost $8,192,268)		7,953,343
	Shares
MONEY MARKET FUND - 2.24%
First American Government Obligations Fund - Class X, 1.29% (d)	31,634,231	31,634,231
TOTAL MONEY MARKET FUND (Cost $31,634,231)		31,634,231
Total Investments (Cost $1,501,728,525) - 98.99%		1,398,122,454
Other Assets in Excess of Liabilities - 1.01%		14,250,944
TOTAL NET ASSETS - 100.00%		$1,412,373,398

Percentages are stated as a percent of net assets.

LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Variable rate securities. The coupon rate shown is the effective interest rate as of June 30, 2022.
(b)	U.S. traded security of a foreign issuer.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other
"qualified institutional buyers." As of June 30, 2022, the value of these investments was $954,406,548 or 67.57% of total net assets.
(d)	Rate shown is the 7-day annualized yield as of June 30, 2022.
(e)	All or a portion is posted as collateral for delayed settlement securities.
(f)	Security has the ability to pay in kind or pay in cash. When applicable, separate rates of such payments are disclosed.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Shenkman Capital Management, Inc. Industries presented are at the discretion of Shenkman Capital Management, Inc. and therefore may not follow the exact naming convention prescribed by GICS.

Shenkman Capital Short Duration High Income Fund
Summary of Fair Value Disclosure at June 30, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the
Fund has the ability to access.
Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2022:

Shenkman Capital Short Duration High Income Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$-	$1,301,004,396	$-	$1,301,004,396
Bank Loans	-	57,530,484	-	57,530,484
Convertible Bonds	-	7,953,343	-	7,953,343
Total Fixed Income	-	1,366,488,223	-	1,366,488,223
Money Market Fund	31,634,231	-	-	31,634,231
Total Investments	$31,634,231	$1,366,488,223	$-	$1,398,122,454

Refer to the Fund's schedule of investments for a detailed break-out of holdings by industry classification.